Short-term Loans and Bonds Payable	12 Months Ended
Dec. 31, 2019
Short-term loans [member]
Statement [LineItems]
Short-term Loans and Bonds Payable
18.	SHORT-TERM LOANS

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Unsecured loan s
Amount	$88,754.7	$118,522.3

Original loan content
US$ (in millions)	$2,610.0	$2,370.0
EUR (in millions)	242.0	1,410.0
Annual interest rate	0.01%-3.22%	0.01%-2.22%
Maturity date	Due by January 2019	Due by May 2020

Bonds payable [member]
Statement [LineItems]
Short-term Loans and Bonds Payable
20.	BONDS PAYABLE

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Domestic unsecured bond s	$91,800.0	$56,900.0
Less: Current portion	(34,900.0)	(31,800.0)

	$56,900.0	$25,100.0

The major terms of domestic unsecured bonds are as follows:

			Total Amount
			NT$	Coupon	Repayment and
Issuance	Tranche	Issuance Period	(In Millions)	Rate	Interest Payment
100-1	B	September 2011 to September 2018	$7,500.0	1.63%	Bullet repayment; interest payable annually
100-2	B	January 2012 to January 2019	7,000.0	1.46%	The same as above
101-1	B	August 2012 to August 2019	9,000.0	1.40%	The same as above
101-2	B	September 2012 to September 2019	9,000.0	1.39%	The same as above
101-3	—	October 2012 to October 2022	4,400.0	1.53%	The same as above
101-4	A	January 2013 to January 2018	10,600.0	1.23%	The same as above
	B	January 2013 to January 2020	10,000.0	1.35%	The same as above
	C	January 2013 to January 2023	3,000.0	1.49%	The same as above
102-1	A	February 2013 to February 2018	6,200.0	1.23%	The same as above
	B	February 2013 to February 2020	11,600.0	1.38%	The same as above
	C	February 2013 to February 2023	3,600.0	1.50%	The same as above
102-2	A	July 2013 to July 2020	10,200.0	1.50%	The same as above
	B	July 2013 to July 2023	3,500.0	1.70%	The same as above
102-3	B	August 2013 to August 2019	8,500.0	1.52%	The same as above
102-4	C	September 2013 to March 2019	1,400.0	1.60%	Bullet repayment; interest payable annually (interest for the six months prior to maturity will accrue on the basis of actual days and be repayable at maturity)
	D	September 2013 to March 2021	2,600.0	1.85%	The same as above
	E	September 2013 to March 2023	5,400.0	2.05%	The same as above
	F	September 2013 to September 2023	2,600.0	2.10%	Bullet repayment; interest payable annually

The major terms of overseas unsecured bonds are as follows:

Issuance Period	Total Amount US$ (In Millions)	Coupon Rate	Repayment and Interest Payment
April 2013 to April 201 8	$1,150.0	1.625%	Bullet repayment; interest payable semi-annually